Commitments and Contingencies - Company's lease costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease, Cost [Abstract]
Operating lease expense	$ 839	$ 2,217
Finance lease expense		16
Interest expense on finance lease liabilities		1
Short-term lease expense		14
Total lease cost	$ 839	$ 2,248